Subsequent Event - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2011 SPI	Nov. 05, 2014 SPI Subsequent Event
Subsequent Event [Line Items]
Guarantee obligation of a subsidiary's redeemable preferred shares	$ 387,816
Percentage of ownership interest		71.00%	28.00%